Distribution Date:	08/17/26	BBCMS Mortgage Trust 2022-C14
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-C14

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-15		Association
			Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-18
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19
		Special Servicer	K-Star Asset Management LLC
Historical Detail	20
			Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Delinquency Loan Detail	21		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Collateral Stratification and Historical Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	24-25
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29

Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07336AAA5	1.727000%	35,295,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	07336AAB3	2.938000%	99,000,000.00	96,491,522.25	690,144.44	236,243.41	0.00	0.00	926,387.85	95,801,377.81	31.30%	30.00%
A-3	07336AAC1	2.966000%	50,000,000.00	50,000,000.00	0.00	123,583.33	0.00	0.00	123,583.33	50,000,000.00	31.30%	30.00%
A-4	07336AAD9	2.692000%	160,000,000.00	160,000,000.00	0.00	358,933.33	0.00	0.00	358,933.33	160,000,000.00	31.30%	30.00%
A-5	07336AAE7	2.946000%	258,250,000.00	258,250,000.00	0.00	634,003.75	0.00	0.00	634,003.75	258,250,000.00	31.30%	30.00%
A-SB	07336AAF4	2.901000%	46,212,000.00	46,212,000.00	0.00	111,717.51	0.00	0.00	111,717.51	46,212,000.00	31.30%	30.00%
A-S	07336AAJ6	3.350000%	97,314,000.00	97,314,000.00	0.00	271,668.25	0.00	0.00	271,668.25	97,314,000.00	20.34%	19.50%
B	07336AAK3	3.147000%	41,706,000.00	41,706,000.00	0.00	109,373.98	0.00	0.00	109,373.98	41,706,000.00	15.65%	15.00%
C	07336AAL1	3.345000%	27,803,000.00	27,803,000.00	0.00	77,500.86	0.00	0.00	77,500.86	27,803,000.00	12.52%	12.00%
D	07336AAP2	2.000000%	12,512,000.00	12,512,000.00	0.00	20,853.33	0.00	0.00	20,853.33	12,512,000.00	11.11%	10.65%
E-RR	07336AAS6	3.660692%	21,085,000.00	21,085,000.00	0.00	64,321.40	0.00	0.00	64,321.40	21,085,000.00	8.74%	8.38%
F-RR	07336AAU1	3.660692%	17,377,000.00	17,377,000.00	0.00	53,009.86	0.00	0.00	53,009.86	17,377,000.00	6.78%	6.50%
G-RR	07336AAW7	3.660692%	10,427,000.00	10,427,000.00	0.00	33,089.56	0.00	0.00	33,089.56	10,427,000.00	5.61%	5.38%
H-RR*	07336AAY3	3.660692%	9,268,000.00	9,268,000.00	0.00	55,746.31	0.00	0.00	55,746.31	9,268,000.00	4.56%	4.38%
J-RR	07336ABA4	3.660692%	9,268,000.00	9,268,000.00	0.00	105,834.02	0.00	0.00	105,834.02	9,268,000.00	3.52%	3.38%
K-RR	07336ABC0	3.660692%	31,279,553.00	31,279,553.00	0.00	21,236.16	0.00	0.00	21,236.16	31,279,553.00	0.00%	0.00%
R	07336ABF3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	07336ABE6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			926,796,553.00	888,993,075.25	690,144.44	2,277,115.06	0.00	0.00	2,967,259.50	888,302,930.81

X-A	07336AAG2	0.784241%	648,757,000.00	610,953,522.25	0.00	399,278.97	0.00	0.00	399,278.97	610,263,377.81
X-B	07336AAH0	0.362275%	166,823,000.00	166,823,000.00	0.00	50,363.18	0.00	0.00	50,363.18	166,823,000.00
X-D	07336AAM9	1.660692%	12,512,000.00	12,512,000.00	0.00	17,315.48	0.00	0.00	17,315.48	12,512,000.00
Notional SubTotal			828,092,000.00	790,288,522.25	0.00	466,957.63	0.00	0.00	466,957.63	789,598,377.81

Deal Distribution Total					690,144.44	2,744,072.69	0.00	0.00	3,434,217.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07336AAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	07336AAB3	974.66184091	6.97115596	2.38629707	0.00000000	0.00000000	0.00000000	0.00000000	9.35745303	967.69068495
A-3	07336AAC1	1,000.00000000	0.00000000	2.47166660	0.00000000	0.00000000	0.00000000	0.00000000	2.47166660	1,000.00000000
A-4	07336AAD9	1,000.00000000	0.00000000	2.24333331	0.00000000	0.00000000	0.00000000	0.00000000	2.24333331	1,000.00000000
A-5	07336AAE7	1,000.00000000	0.00000000	2.45500000	0.00000000	0.00000000	0.00000000	0.00000000	2.45500000	1,000.00000000
A-SB	07336AAF4	1,000.00000000	0.00000000	2.41750000	0.00000000	0.00000000	0.00000000	0.00000000	2.41750000	1,000.00000000
A-S	07336AAJ6	1,000.00000000	0.00000000	2.79166667	0.00000000	0.00000000	0.00000000	0.00000000	2.79166667	1,000.00000000
B	07336AAK3	1,000.00000000	0.00000000	2.62249988	0.00000000	0.00000000	0.00000000	0.00000000	2.62249988	1,000.00000000
C	07336AAL1	1,000.00000000	0.00000000	2.78749991	0.00000000	0.00000000	0.00000000	0.00000000	2.78749991	1,000.00000000
D	07336AAP2	1,000.00000000	0.00000000	1.66666640	0.00000000	0.00000000	0.00000000	0.00000000	1.66666640	1,000.00000000
E-RR	07336AAS6	1,000.00000000	0.00000000	3.05057624	0.00000000	0.00000000	0.00000000	0.00000000	3.05057624	1,000.00000000
F-RR	07336AAU1	1,000.00000000	0.00000000	3.05057605	0.00000000	0.00000000	0.00000000	0.00000000	3.05057605	1,000.00000000
G-RR	07336AAW7	1,000.00000000	0.00000000	3.17344970	(0.12287331)	0.00000000	0.00000000	0.00000000	3.17344970	1,000.00000000
H-RR	07336AAY3	1,000.00000000	0.00000000	6.01492339	(2.96434722)	0.00000000	0.00000000	0.00000000	6.01492339	1,000.00000000
J-RR	07336ABA4	1,000.00000000	0.00000000	11.41929435	(8.36871817)	0.00000000	0.00000000	0.00000000	11.41929435	1,000.00000000
K-RR	07336ABC0	1,000.00000000	0.00000000	0.67891507	2.37166145	29.41870269	0.00000000	0.00000000	0.67891507	1,000.00000000
R	07336ABF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	07336ABE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07336AAG2	941.72937209	0.00000000	0.61545227	0.00000000	0.00000000	0.00000000	0.00000000	0.61545227	940.66557711
X-B	07336AAH0	1,000.00000000	0.00000000	0.30189590	0.00000000	0.00000000	0.00000000	0.00000000	0.30189590	1,000.00000000
X-D	07336AAM9	1,000.00000000	0.00000000	1.38390985	0.00000000	0.00000000	0.00000000	0.00000000	1.38390985	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	236,243.41	0.00	236,243.41	0.00	0.00	0.00	236,243.41	0.00
A-3	07/01/26 - 07/30/26	30	0.00	123,583.33	0.00	123,583.33	0.00	0.00	0.00	123,583.33	0.00
A-4	07/01/26 - 07/30/26	30	0.00	358,933.33	0.00	358,933.33	0.00	0.00	0.00	358,933.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	634,003.75	0.00	634,003.75	0.00	0.00	0.00	634,003.75	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	111,717.51	0.00	111,717.51	0.00	0.00	0.00	111,717.51	0.00
X-A	07/01/26 - 07/30/26	30	0.00	399,278.97	0.00	399,278.97	0.00	0.00	0.00	399,278.97	0.00
X-B	07/01/26 - 07/30/26	30	0.00	50,363.18	0.00	50,363.18	0.00	0.00	0.00	50,363.18	0.00
X-D	07/01/26 - 07/30/26	30	0.00	17,315.48	0.00	17,315.48	0.00	0.00	0.00	17,315.48	0.00
A-S	07/01/26 - 07/30/26	30	0.00	271,668.25	0.00	271,668.25	0.00	0.00	0.00	271,668.25	0.00
B	07/01/26 - 07/30/26	30	0.00	109,373.98	0.00	109,373.98	0.00	0.00	0.00	109,373.98	0.00
C	07/01/26 - 07/30/26	30	0.00	77,500.86	0.00	77,500.86	0.00	0.00	0.00	77,500.86	0.00
D	07/01/26 - 07/30/26	30	0.00	20,853.33	0.00	20,853.33	0.00	0.00	0.00	20,853.33	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	64,321.40	0.00	64,321.40	0.00	0.00	0.00	64,321.40	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	53,009.86	0.00	53,009.86	0.00	0.00	0.00	53,009.86	0.00
G-RR	07/01/26 - 07/30/26	30	1,277.30	31,808.36	0.00	31,808.36	(1,281.20)	0.00	0.00	33,089.56	0.00
H-RR	07/01/26 - 07/30/26	30	27,390.01	28,272.74	0.00	28,272.74	(27,473.57)	0.00	0.00	55,746.31	0.00
J-RR	07/01/26 - 07/30/26	30	77,325.39	28,272.74	0.00	28,272.74	(77,561.28)	0.00	0.00	105,834.02	0.00
K-RR	07/01/26 - 07/30/26	30	843,446.37	95,420.66	0.00	95,420.66	74,184.51	0.00	0.00	21,236.16	920,203.87
Totals			949,439.07	2,711,941.14	0.00	2,711,941.14	(32,131.54)	0.00	0.00	2,744,072.69	920,203.87

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	Additional Information
Total Available Distribution Amount (1)	3,434,217.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,723,456.31	Master Servicing Fee	3,584.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,864.80
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	382.76
ARD Interest	0.00	Operating Advisor Fee	1,186.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	206.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,723,456.31	Total Fees	11,515.17

Principal		Expenses/Reimbursements
Scheduled Principal	690,144.44	Reimbursement for Interest on Advances	2,870.02
Unscheduled Principal Collections		ASER Amount	(70,483.77)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,482.22
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	690,144.44	Total Expenses/Reimbursements	(32,131.53)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,744,072.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	690,144.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,434,217.13
Total Funds Collected	3,413,600.75	Total Funds Distributed	3,413,600.77

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	888,993,076.03	888,993,076.03	Beginning Certificate Balance	888,993,075.25
(-) Scheduled Principal Collections	690,144.44	690,144.44	(-) Principal Distributions	690,144.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	888,302,931.59	888,302,931.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	890,927,317.86	890,927,317.86	Ending Certificate Balance	888,302,930.81
Ending Actual Collateral Balance	890,382,632.39	890,382,632.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	64,047,291.97	7.21%	64	3.8646	NAP	Defeased	4	64,047,291.97	7.21%	64	3.8646	NAP
4,999,999 or less	5	21,445,920.49	2.41%	65	3.8783	2.265343	1.59 or less	9	98,288,946.91	11.06%	64	3.9034	1.016787
5,000,000 to 9,999,999	23	154,861,314.00	17.43%	60	4.1037	2.249543	1.60 to 1.69	6	96,346,371.04	10.85%	65	3.8784	1.625405
10,000,000 to 19,999,999	15	218,296,646.86	24.57%	60	3.7622	1.958996	1.70 to 1.79	5	83,968,098.89	9.45%	64	4.0192	1.736718
20,000,000 to 29,999,999	6	133,327,553.83	15.01%	64	3.5171	2.396304	1.80 to 1.89	3	21,450,000.00	2.41%	65	4.5094	1.863054
30,000,000 to 39,999,999	4	136,324,204.44	15.35%	51	3.4586	2.044235	1.90 to 1.99	4	36,738,880.37	4.14%	44	4.2760	1.922472
40,000,000 to 69,999,999	2	90,000,000.00	10.13%	18	2.7487	2.565556	2.00 to 2.49	14	205,805,991.05	23.17%	56	3.3250	2.211504
70,000,000 or greater	1	70,000,000.00	7.88%	64	2.6405	3.080000	2.50 to 2.99	8	141,620,101.36	15.94%	28	3.0464	2.685905
Totals	60	888,302,931.59	100.00%	56	3.5575	2.233356	3.00 to 3.99	5	114,800,000.00	12.92%	65	3.0359	3.169678
							4.00 or greater	2	25,237,250.00	2.84%	66	3.9506	6.217171
							Totals	60	888,302,931.59	100.00%	56	3.5575	2.233356
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	64,047,291.97	7.21%	64	3.8646	NAP	Wisconsin	1	4,100,000.00	0.46%	65	3.3360	3.010000
Alabama	6	15,220,766.67	1.71%	65	3.7930	2.640000	Totals	82	888,302,931.59	100.00%	56	3.5575	2.233356
California	8	181,374,416.34	20.42%	41	2.8686	3.106704
									Property Type³
Colorado	1	939,520.19	0.11%	65	4.1400	11.820000
Florida	7	78,448,670.39	8.83%	60	4.1102	1.526447		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	11,073,204.07	1.25%	65	3.2577	1.820467		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	58,373,890.50	6.57%	65	3.9957	1.925354	Defeased	3	64,047,291.97	7.21%	64	3.8646	NAP
Indiana	1	17,400,000.00	1.96%	64	3.9550	0.750000	Industrial	6	102,192,403.51	11.50%	65	3.8558	2.287368
Iowa	1	3,655,920.49	0.41%	65	4.4800	1.380000	Lodging	4	44,698,542.30	5.03%	62	4.1250	2.857048
Kentucky	2	10,653,027.69	1.20%	50	4.1162	2.144775	Mixed Use	4	40,500,000.00	4.56%	32	3.9592	2.277025
Louisiana	1	7,855,460.72	0.88%	65	3.8300	1.720000	Mobile Home Park	3	5,400,682.50	0.61%	65	4.5300	1.680000
Maryland	1	5,250,000.00	0.59%	65	3.6700	2.100000	Multi-Family	13	137,650,000.00	15.50%	64	3.8878	1.721453
Michigan	3	11,715,892.12	1.32%	65	3.9832	2.573829	Office	12	324,474,917.32	36.53%	45	2.9683	2.398435
New Jersey	1	5,200,000.00	0.59%	4	4.5300	1.980000	Retail	21	93,530,943.59	10.53%	65	3.7584	2.324870
New York	12	130,213,837.14	14.66%	65	3.8706	1.710514	Self Storage	16	75,808,150.40	8.53%	61	3.9511	2.293640
North Carolina	1	5,350,000.00	0.60%	65	4.5400	2.000000	Totals	82	888,302,931.59	100.00%	56	3.5575	2.233356
Ohio	4	22,934,457.32	2.58%	21	3.9625	2.601976
Pennsylvania	2	15,616,580.17	1.76%	65	3.8215	1.903064
Tennessee	3	15,643,356.47	1.76%	65	3.2100	2.500000
Texas	7	60,562,713.09	6.82%	66	3.8600	2.798479
Utah	1	7,500,000.00	0.84%	64	3.4300	2.610000
Virginia	2	24,127,554.67	2.72%	64	3.6297	1.769004
Washington	2	50,000,000.00	5.63%	30	2.9520	2.410000
Washington, DC	3	68,600,000.00	7.72%	62	3.0592	2.060904
West Virginia	1	12,446,371.58	1.40%	64	3.4560	2.280000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,047,291.97	7.21%	64	3.8646	NAP	Defeased	4	64,047,291.97	7.21%	64	3.8646	NAP
	3.24999% or less	8	279,979,909.79	31.52%	43	2.7993	2.591246	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	15	187,063,570.78	21.06%	64	3.5735	2.139450	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	15	154,328,270.41	17.37%	59	3.8674	2.256049	25 months or greater	56	824,255,639.62	92.79%	55	3.5336	2.267821
	4.00000% to 4.24999%	9	149,079,531.45	16.78%	65	4.0917	2.037125	Totals	60	888,302,931.59	100.00%	56	3.5575	2.233356
	4.25000% to 4.49999%	2	9,908,948.18	1.12%	49	4.4100	1.727077
	4.50000% to 4.74999%	4	23,113,731.54	2.60%	51	4.5571	1.561241
	4.75000% or greater	3	20,781,677.47	2.34%	49	5.0274	1.852037
	Totals	60	888,302,931.59	100.00%	56	3.5575	2.233356
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,047,291.97	7.21%	64	3.8646	NAP	Defeased	4	64,047,291.97	7.21%	64	3.8646	NAP
	83 months or less	56	824,255,639.62	92.79%	55	3.5336	2.267821	Interest Only	33	548,386,250.00	61.73%	50	3.3431	2.554196
84 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	273 months or less	2	25,377,362.38	2.86%	59	3.4956	2.359551
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	274 months to 355 months	21	250,492,027.24	28.20%	65	3.9544	1.631584
	Totals	60	888,302,931.59	100.00%	56	3.5575	2.233356	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	888,302,931.59	100.00%	56	3.5575	2.233356
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	64,047,291.97	7.21%	64	3.8646	NAP			No outstanding loans in this group
Underwriter's Information		2	49,475,823.34	5.57%	65	4.0250	1.600000
	12 months or less	50	668,616,767.24	75.27%	53	3.4980	2.371202
	13 months to 24 months	4	106,163,049.04	11.95%	63	3.5288	1.927949
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	888,302,931.59	100.00%	56	3.5575	2.233356
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A3	30320694	OF	San Jose	CA	Actual/360	2.494%	85,921.67	0.00	0.00	12/06/26	04/06/32	--	40,000,000.00	40,000,000.00	08/06/26
1A4	30320695				Actual/360	2.494%	64,441.25	0.00	0.00	12/06/26	04/06/32	--	30,000,000.00	30,000,000.00	08/06/26
2A1	30320696	OF	Los Angeles	CA	Actual/360	2.640%	159,163.47	0.00	0.00	N/A	12/06/31	--	70,000,000.00	70,000,000.00	08/06/26
3A2	30320700	OF	Washington	DC	Actual/360	3.002%	90,492.01	0.00	0.00	N/A	10/01/31	--	35,000,000.00	35,000,000.00	07/01/26
3A3	30320701				Actual/360	3.002%	64,637.15	0.00	0.00	N/A	10/01/31	--	25,000,000.00	25,000,000.00	07/01/26
4	30320702	IN	Chicago	IL	Actual/360	4.025%	112,231.35	56,709.65	0.00	N/A	01/06/32	--	32,380,914.09	32,324,204.44	09/06/24
5	30320703	IN	Chicago	IL	Actual/360	4.025%	59,551.33	30,090.83	0.00	N/A	01/06/32	--	17,181,709.73	17,151,618.90	01/06/25
6A1-1	30320704	OF	Bellevue	WA	Actual/360	2.952%	127,100.00	0.00	0.00	N/A	02/06/29	--	50,000,000.00	50,000,000.00	08/06/26
7	30320705	IN	Jeffersonville	IN	Actual/360	3.740%	106,077.45	211,502.00	0.00	N/A	12/06/31	--	32,937,625.70	32,726,123.70	08/06/26
8	30320706	MF	Bronx	NY	Actual/360	4.140%	139,035.00	0.00	0.00	N/A	12/06/31	--	39,000,000.00	39,000,000.00	02/06/26
9A1	30508418	IN	Brownsville	TX	Actual/360	3.683%	63,429.44	0.00	0.00	N/A	02/06/32	--	20,000,000.00	20,000,000.00	08/06/26
9A2	30508419				Actual/360	3.683%	41,229.14	0.00	0.00	N/A	02/06/32	--	13,000,000.00	13,000,000.00	08/06/26
10	30320709	Various Various		Various	Actual/360	4.140%	18,670.80	0.00	0.00	N/A	01/06/32	--	5,237,250.00	5,237,250.00	08/06/26
10A	30510842				Actual/360	4.140%	86,853.20	0.00	0.00	N/A	01/06/32	10/06/31	24,362,750.00	24,362,750.00	08/06/26
11	30507939	OF	Jacksonville	FL	Actual/360	3.587%	76,216.02	47,362.38	0.00	N/A	10/05/31	--	24,674,916.21	24,627,553.83	07/05/26
12	30320711	MF	Brooklyn	NY	Actual/360	3.663%	73,168.61	0.00	0.00	N/A	11/01/31	--	23,200,000.00	23,200,000.00	08/01/26
13A1	30320712	OF	Herndon	VA	Actual/360	3.600%	62,067.08	37,954.90	0.00	N/A	12/06/31	--	20,021,639.57	19,983,684.67	08/06/26
14	30320714	SS	Various	Various	Actual/360	3.210%	53,010.04	53,250.03	0.00	N/A	01/01/32	--	19,177,584.72	19,124,334.69	08/01/26
15	30320715	OF	Miami	FL	Actual/360	4.035%	68,693.34	34,385.25	0.00	N/A	02/01/32	--	19,770,237.93	19,735,852.68	08/01/26
16	30320716	MF	New York	NY	Actual/360	3.360%	59,313.33	0.00	0.00	N/A	01/01/32	--	20,500,000.00	20,500,000.00	08/01/26
17	30320717	LO	San Luis Obispo	CA	Actual/360	3.901%	67,183.89	0.00	0.00	N/A	02/01/32	--	20,000,000.00	20,000,000.00	08/01/26
18	30320718	MF	Indianapolis	IN	Actual/360	3.955%	59,259.08	0.00	0.00	N/A	12/06/31	--	17,400,000.00	17,400,000.00	08/06/26
19	30508095	MU	Reynoldsburg	OH	Actual/360	3.904%	55,469.33	0.00	0.00	N/A	11/05/26	--	16,500,000.00	16,500,000.00	08/05/26
20	30320720	SS	Various	AL	Actual/360	3.793%	49,785.24	21,817.76	0.00	N/A	01/06/32	--	15,242,584.43	15,220,766.67	08/06/26
21	30320721	MU	Brooklyn	NY	Actual/360	3.791%	43,254.26	0.00	0.00	N/A	02/01/32	--	13,250,000.00	13,250,000.00	08/01/26
22	30320722	RT	Martinsburg	WV	Actual/360	3.456%	37,104.42	21,510.80	0.00	N/A	12/06/31	--	12,467,882.38	12,446,371.58	08/06/26
23	30320723	LO	Middletown	NY	Actual/360	3.808%	37,495.47	20,806.14	0.00	N/A	01/06/32	--	11,434,643.28	11,413,837.14	08/06/26
24	30320724	RT	Doraville	GA	Actual/360	3.240%	30,347.91	21,811.01	0.00	N/A	01/01/32	--	10,877,386.11	10,855,575.10	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30508375	RT	Houston	TX	Actual/360	4.040%	37,047.40	18,600.61	0.00	N/A	01/06/32	--	10,649,206.04	10,630,605.43	08/06/26
26	30508350	RT	Various	Various	Actual/360	3.773%	37,635.10	0.00	0.00	N/A	01/06/32	--	11,584,000.00	11,584,000.00	08/06/26
27	30320727	MF	Brooklyn	NY	Actual/360	4.190%	36,080.56	0.00	0.00	N/A	02/06/32	--	10,000,000.00	10,000,000.00	08/06/26
28	30320728	IN	King of Prussia	PA	Actual/360	3.925%	29,575.03	14,749.97	0.00	N/A	01/06/32	--	8,750,369.44	8,735,619.47	08/06/26
29	30320729	RT	Dunedin	FL	Actual/360	3.823%	26,808.18	14,778.64	0.00	N/A	01/06/32	--	8,143,365.05	8,128,586.41	08/06/26
30	30320730	OF	Washington	DC	Actual/360	3.455%	25,586.19	0.00	0.00	N/A	11/05/31	--	8,600,000.00	8,600,000.00	08/04/26
31	30320731	RT	Baton Rouge	LA	Actual/360	3.830%	25,954.79	14,264.55	0.00	N/A	01/01/32	--	7,869,725.27	7,855,460.72	08/01/26
32	30320732	SS	Lynn Haven	FL	Actual/360	5.160%	36,435.33	0.00	0.00	N/A	01/06/32	--	8,200,000.00	8,200,000.00	08/06/26
33	30320733	MF	Los Angeles	CA	Actual/360	3.535%	24,656.63	0.00	0.00	N/A	02/06/32	--	8,100,000.00	8,100,000.00	08/06/26
34	30320734	SS	Midlothian	TX	Actual/360	4.610%	28,480.16	11,296.11	0.00	N/A	01/06/32	--	7,174,345.15	7,163,049.04	07/06/25
35	30320735	SS	Livonia	MI	Actual/360	3.698%	24,519.79	0.00	0.00	N/A	01/06/32	--	7,700,000.00	7,700,000.00	08/06/26
36	30320736	MF	Los Banos	CA	Actual/360	4.191%	27,788.66	0.00	0.00	N/A	12/01/31	--	7,700,000.00	7,700,000.00	08/01/26
37	30320737	LO	Punta Gorda	FL	Actual/360	5.060%	30,682.93	10,178.46	0.00	N/A	01/06/32	--	7,041,855.93	7,031,677.47	08/06/26
38	30320738	IN	Norristown	PA	Actual/360	3.690%	21,904.94	12,803.74	0.00	N/A	01/06/32	--	6,893,764.44	6,880,960.70	08/06/26
39	30320739	SS	Ogden	UT	Actual/360	3.430%	22,152.08	0.00	0.00	N/A	12/06/31	--	7,500,000.00	7,500,000.00	08/06/26
40	30320740	MF	New York	NY	Actual/360	4.240%	26,653.11	0.00	0.00	N/A	02/06/32	--	7,300,000.00	7,300,000.00	08/06/26
41	30504414	LO	Florence	KY	Actual/360	4.369%	23,591.10	17,540.63	0.00	N/A	12/06/29	--	6,270,568.32	6,253,027.69	08/06/26
42	30320742	MH	Various	Various	Actual/360	4.530%	21,100.88	8,644.58	0.00	N/A	01/06/32	--	5,409,327.08	5,400,682.50	08/06/26
43	30320743	SS	Gulf Breeze	FL	Actual/360	4.790%	22,892.21	0.00	0.00	N/A	01/06/27	--	5,550,000.00	5,550,000.00	08/06/26
44	30320744	MU	Brooklyn	NY	Actual/360	3.990%	19,068.88	0.00	0.00	N/A	01/06/32	--	5,550,000.00	5,550,000.00	08/06/26
45	30320745	SS	Leland	NC	Actual/360	4.540%	20,915.53	0.00	0.00	N/A	01/06/32	--	5,350,000.00	5,350,000.00	08/06/26
46	30320746	RT	Waldorf	MD	Actual/360	3.670%	16,591.46	0.00	0.00	N/A	01/06/32	--	5,250,000.00	5,250,000.00	08/06/26
47	30320747	MU	Sicklerville	NJ	Actual/360	4.530%	20,284.33	0.00	0.00	N/A	12/06/26	--	5,200,000.00	5,200,000.00	08/06/26
48	30320748	RT	Ocoee	FL	Actual/360	3.655%	16,287.59	0.00	0.00	N/A	12/06/31	--	5,175,000.00	5,175,000.00	08/06/26
50	30320750	RT	Longview	TX	Actual/360	3.951%	17,011.25	0.00	0.00	N/A	01/06/32	--	5,000,000.00	5,000,000.00	08/06/26
51	30320751	RT	Fairlawn	OH	Actual/360	3.992%	16,637.77	0.00	0.00	N/A	02/06/32	--	4,840,000.00	4,840,000.00	08/06/26
52	30320752	MF	Cameron Park	CA	Actual/360	3.880%	14,867.94	0.00	0.00	N/A	01/06/32	--	4,450,000.00	4,450,000.00	08/06/26
53	30320753	RT	Frankfort	KY	Actual/360	3.757%	14,234.86	0.00	0.00	N/A	01/06/32	--	4,400,000.00	4,400,000.00	08/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	30320754	RT	Saint Clair Shores	MI	Actual/360	3.295%	11,633.18	0.00	0.00	N/A	01/06/32	--	4,100,000.00	4,100,000.00	08/06/26
55	30320755	IN	La Crosse	WI	Actual/360	3.336%	11,777.93	0.00	0.00	N/A	01/06/32	--	4,100,000.00	4,100,000.00	08/06/26
56	30320756	RT	Dubuque	IA	Actual/360	4.480%	14,122.38	4,833.78	0.00	N/A	01/06/32	--	3,660,754.27	3,655,920.49	08/06/26
57	30508369	OF	Santa Rosa Beach	FL	Actual/360	3.762%	9,276.86	5,252.62	0.00	N/A	01/06/32	--	2,863,670.89	2,858,418.27	08/06/26
Totals							2,723,456.31	690,144.44	0.00				888,993,076.03	888,302,931.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A3	36,004,581.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	36,004,581.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	15,964,756.17	4,335,346.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	0.00	0.00	--	--	01/12/26	15,122,089.44	39,065.39	51,351.28	51,351.28	0.00	0.00
3A3	0.00	0.00	--	--	01/12/26	10,801,492.46	27,903.85	36,679.48	36,679.48	0.00	0.00
4	0.00	0.00	--	--	12/11/25	6,619,103.27	201,908.86	145,655.04	3,682,131.62	758,772.71	0.00
5	0.00	0.00	--	--	12/11/25	424,094.19	12,936.58	87,982.90	1,689,564.96	1,291,957.89	0.00
6A1-1	38,747,183.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	04/13/26	9,750,000.00	103,092.71	103,865.36	708,202.08	83,984.22	0.00
9A1	4,464,179.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	4,464,179.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,601,142.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,866,772.02	357,775.95	01/01/26	03/31/26	--	0.00	0.00	123,525.28	123,525.28	0.00	0.00
12	1,488,362.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	3,671,159.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,223,880.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,544,836.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,506,629.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,421,417.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	664,658.10	541,911.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,839,968.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,582,050.69	1,708,731.53	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,032,370.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,756,139.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,504,666.64	158,311.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,593,486.53	288,140.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,113,630.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,024,053.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	703,844.52	678,100.78	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,122,183.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	949,547.61	865,642.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	412,731.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	770,603.58	927,659.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	886,639.86	830,378.91	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	789,496.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	416,741.30	0.00	--	--	03/11/26	1,808,685.55	27,778.40	39,696.82	489,113.88	42,248.81	0.00
35	890,709.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	615,326.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	996,183.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	767,790.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	692,446.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	446,365.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,045,102.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	152,587.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	529,820.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	424,600.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	498,380.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	416,104.09	102,587.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	481,768.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	493,085.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	401,277.00	400,717.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	399,755.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	495,058.79	426,101.53	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	343,633.00	410,349.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	459,473.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	326,177.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	185,859,536.30	12,184,342.17				44,525,464.91	412,685.79	588,756.16	6,780,568.58	2,176,963.63	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	4	95,638,872.38	3	56,638,872.38	0	0.00	0	0.00	0	0.00	0	0.00	3.557466%	3.542422%	56
07/17/26	1	4,840,000.00	2	60,000,000.00	4	95,736,968.97	3	56,736,968.97	0	0.00	0	0.00	0	0.00	1	5,000,000.00	3.557647%	3.542605%	57
06/17/26	2	60,000,000.00	0	0.00	4	95,841,170.22	3	56,841,170.22	0	0.00	0	0.00	0	0.00	0	0.00	3.561426%	3.546398%	58
05/15/26	3	64,840,000.00	1	39,000,000.00	3	56,938,556.34	2	49,740,839.78	0	0.00	0	0.00	0	0.00	0	0.00	3.561601%	3.546575%	59
04/17/26	1	39,000,000.00	0	0.00	3	57,042,072.38	2	49,832,277.18	0	0.00	0	0.00	0	0.00	0	0.00	3.561786%	3.546761%	60
03/17/26	0	0.00	1	10,000,000.00	4	96,138,752.95	2	49,917,846.47	0	0.00	0	0.00	0	0.00	0	0.00	3.561959%	3.546936%	61
02/18/26	1	10,000,000.00	1	39,000,000.00	3	57,254,581.93	2	50,019,839.75	0	0.00	0	0.00	0	0.00	0	0.00	3.562164%	3.547143%	62
01/16/26	3	99,000,000.00	0	0.00	3	57,350,516.02	2	50,104,761.20	0	0.00	0	0.00	0	0.00	0	0.00	3.562335%	3.547315%	63
12/17/25	0	0.00	0	0.00	5	117,446,113.24	2	50,189,389.33	0	0.00	0	0.00	0	0.00	0	0.00	3.562500%	3.547482%	64
11/18/25	0	0.00	2	60,000,000.00	3	57,547,903.98	2	50,279,327.25	0	0.00	0	0.00	0	0.00	0	0.00	3.562674%	3.547658%	65
10/20/25	2	60,000,000.00	0	0.00	3	57,642,808.01	2	50,363,352.43	0	0.00	0	0.00	0	0.00	0	0.00	3.562838%	3.547823%	66
09/17/25	0	0.00	0	0.00	5	117,743,930.20	2	50,452,708.79	0	0.00	0	0.00	0	0.00	0	0.00	3.563010%	3.547997%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A2	30320700	07/01/26	0	B	51,351.28	51,351.28	0.00	35,000,000.00	06/09/25	2
3A3	30320701	07/01/26	0	B	36,679.48	36,679.48	0.00	25,000,000.00	06/09/25	2
4	30320702	09/06/24	22	6	145,655.04	3,682,131.62	1,172,713.23	33,629,823.72	02/06/25	2		07/02/25
5	30320703	01/06/25	18	6	87,982.90	1,689,564.96	2,222,112.55	17,728,629.70	02/06/25	2		07/02/25
8	30320706	02/06/26	5	6	103,865.36	708,202.08	116,723.74	39,000,000.00	02/06/26	2
11	30507939	07/05/26	0	B	123,525.28	123,525.28	0.00	24,674,916.21	08/06/26	98
34	30320734	07/06/25	12	6	39,696.82	489,113.88	176,603.23	7,312,757.38	07/09/25	2		10/10/25
Totals					588,756.16	6,780,568.58	3,688,152.75	182,346,127.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		27,250,000	27,250,000		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		50,000,000	50,000,000		0	0
37 - 48 Months		6,253,028	6,253,028		0	0
49 - 60 Months		0	0		0	0
> 60 Months		804,799,904	709,161,032	39,000,000		56,638,872

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	888,302,932	792,664,059	0	0	39,000,000	56,638,872
Jul-26	888,993,076	728,416,107	4,840,000	60,000,000	39,000,000	56,736,969
Jun-26	894,711,952	738,870,782	60,000,000	0	39,000,000	56,841,170
May-26	895,397,510	734,618,954	64,840,000	39,000,000	7,197,717	49,740,840
Apr-26	896,111,963	800,069,890	39,000,000	0	7,209,795	49,832,277
Mar-26	896,792,965	790,654,212	0	10,000,000	46,220,906	49,917,846
Feb-26	897,565,581	791,310,999	10,000,000	39,000,000	7,234,742	50,019,840
Jan-26	898,241,848	741,891,332	99,000,000	0	7,245,755	50,104,761
Dec-25	898,894,617	781,448,504	0	0	67,256,724	50,189,389
Nov-25	899,575,134	782,027,230	0	60,000,000	7,268,577	50,279,327
Oct-25	900,223,565	782,580,757	60,000,000	0	7,279,456	50,363,352
Sep-25	900,899,897	783,155,967	0	0	67,291,221	50,452,709
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A2	30320700	35,000,000.00	35,000,000.00	131,800,000.00	07/31/25	14,070,580.00	2.18000	12/31/24	10/01/31	I/O
3A3	30320701	25,000,000.00	25,000,000.00	131,800,000.00	07/31/25	14,070,580.00	2.18000	12/31/24	10/01/31	I/O
4	30320702	32,324,204.44	33,629,823.72	31,000,000.00	08/01/25	3,504,199.96	1.60000	--	01/06/32	304
5	30320703	17,151,618.90	17,728,629.70	20,900,000.00	08/01/25	1,687,117.92	1.60000	--	01/06/32	304
8	30320706	39,000,000.00	39,000,000.00	52,650,000.00	10/15/21	2,855,516.02	1.74000	12/31/24	12/06/31	I/O
11	30507939	24,627,553.83	24,674,916.21	39,900,000.00	07/13/21	274,241.20	0.74000	03/31/26	10/05/31	301
34	30320734	7,163,049.04	7,312,757.38	13,700,000.00	11/01/21	400,616.30	0.84000	06/30/25	01/06/32	304
Totals		180,266,426.21	182,346,127.01	421,750,000.00		36,862,851.40

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3A2	30320700	OF	DC	06/09/25	2

8/10/2026 - The Loan transferred to Special Servicing on 6/4/2025 for Delinquent Payments. The Loan is secured by 2 Class A offices totaling 651K SF located in the NoMa submarket of DC. 820 NE First Street: 1990-build, 302K sf adjacent to

Union S tation, 1100 First Street is a 2009-build, 349K sf located 2 blocks N of 820 NE First St. As of 7/30/2026 combined occupancy is approx. 50%, annualized NOI $9.89MM and DSCR 1.51x The Court appointed Tom Dwyer of

Transwestern as Receiver on 12/4.Roof replacement at 820 1st. has been completed. Receiver continues to address various other capex needs at the properties. Leasing agents continues to respond to RFPs, however no strong leads at this

	time. Working with local brokers on estimated values of the buildings and possible exit strategies.

3A3	30320701	Various	Various	06/09/25	2

12/10/2025- The Loan transferred to Special Servicing on 6/4/2025 for Delinquent Payments. The Loan is secured by 2 Class A offices totaling 651K SF located in the NoMa submarket of DC. 820 NE First Street: 1990-build, 302K sf adjacent to

Union S tation, 1100 First Street is a 2009-build, 349K sf located 2 blocks N of 820 NE First St. As of 6/30/25 each building is 64% occupied. The Loan is under cash management and all excess cash is being trapped. The receivership petition, including affidavit from Borrower supporting the appointment, was filed on 11/19 and Borrower's counsel acknowledged receipt on 11/20. Local counsel following up with the court to push for the entry of the order.

4	30320702	IN	IL	02/06/25	2

8/11/2026 - Loan transferred to Special Servicing effective 2/6/25 due to payment default. The loan is cross-defaulted with another Loan, Chicago Marketplace. Hello Letter was noticed. PNL was signed in March 2026. Collateral consists of a

672k SF multi-tenant industrial distribution building. Loan is paid through 9/6/2024. Foreclosure Complaint filed 7/2/2025, and case merged with the cross-defaulted loan. Litigation currently ongoing with a subordinate mechanic's lien holder.

	Trust's complaint f or appointment of a Receiver was granted 12/2/2025.

5	30320703	IN	IL	02/06/25	2

8/11/2026 - Loan transferred to Special Servicing effective 2/7/25 due to cross-default with another Loan, Chicago Business Center which transferred for payment default. Hello Letter was noticed. PNL was signed in March 2026. Collateral consists of a 110k SF multi-tenant industrial distribution building.Loan is paid through 1/6/2025. Foreclosure Complaint filed 7/2/2025, and case merged with the cross-defaulted loan. Litigation currently ongoing with a subordinate mechanic''s lien holder. Trust'' s complaint for appointment of a Receiver was granted 12/2/2025. The receiver has been working to address electricity issues at the property and stabilize collections, at which point further resolution options will be considered.

8	30320706	MF	NY	02/06/26	2

8/11/2026 - The Loan transferred to Special Servicing effective 2/9/26 for payment default. The Loan is due for the December 2025 payment. The loan is secured by a 100% rent stabilized apartment portfolio in the Bronx (some limited retail spaces). Legal counsel has been engaged. Special Servicer will implement a dual track approach. Discussions with Borrower are ongoing. Foreclosure and Receiver filing expected Mid-August 2026. Draft Appraisal is in and is currently under

	review.

11	30507939	OF	FL	08/06/26	98

The loan is transferring to the Special Servicer, KStar, due to Imminent Monetary Default (Excluding Maturity or Single Tenant Bankruptcy) Loan is next due for 8/5/2026 and borrower stated will no longer cover shortfalls. Lockbox activation is sti

	ll in process. DSCR and Net DSCR are 0.97 and 0.74 respectively. The SS and DH are aligned with the transfer.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
34	30320734	SS	TX	07/09/25	2

8/11/2026 - Loan transferred to special servicing on 7/14/25 for payment default. The loan is currently paid through the July 2025 payment. The loan is collateralized by 645 unit RV and self storage facility in Midlothian, TX. Cash management ha s been active since May 2025; however, no funds were deposited between early June and the end of September 2025. Legal counsel has been engaged. Special Servicer is dual tracking foreclosure and Borrower consented to appointment of a receiver, which too k control of the property in December 2025. As o July 2026, the property is 70% occupied and end YTD revenue is $442K. Special Servicer is evaluating disposition options including foreclosure and sale out of receivership.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30320709	0.00	4.14000%	0.00	4.14000%	8	07/11/24	07/11/24	07/25/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A2	0.00	0.00	7,534.72	0.00	0.00	(75,610.44)	0.00	0.00	1,583.40	0.00	0.00	0.00
3A3	0.00	0.00	5,381.94	0.00	0.00	(54,007.46)	0.00	0.00	1,131.00	0.00	0.00	0.00
4	0.00	0.00	6,970.89	0.00	0.00	22,927.38	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	3,698.84	0.00	0.00	1,468.99	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	8,395.83	0.00	0.00	34,737.76	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	155.62	0.00	0.00	0.00
Total	0.00	0.00	35,482.22	0.00	0.00	(70,483.77)	0.00	0.00	2,870.02	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(32,131.53)

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Supplemental Notes
None

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